CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net (loss) income	¥ 4,131	$ 582	¥ (1,849)	¥ (480)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation	143	20	87	109
Depreciation and amortization	1,414	199	1,456	1,503
Amortization of issuance cost of convertible senior notes and upfront fee on bank borrowings	34	5	57	60
Deferred income taxes	29	4	(268)	(543)
Credit loss	89	13	82	105
Impairment loss	516	73	491	380
Loss from equity method investments, net of dividends	72	10	85	60
Foreign currency exchange loss (gain)	(119)	(17)	341	255
Investment (income) loss	(806)	(113)	321	(188)
Noncash lease expense	2,163	305	2,257	2,306
Other	48	7	(54)	(10)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	296	42	(621)	(113)
Other assets	6	1	149	(64)
Salary and welfare payables	402	57	63	72
Deferred revenue	576	81	(19)	224
Accrued expenses and other current liabilities	1,133	157	507	(439)
Operating lease liabilities	(2,548)	(360)	(1,608)	(2,123)
Income tax payable	62	9	82	83
Other long-term liabilities	84	12	20	122
Other, net	(51)	(7)	(15)	23
Net cash provided by operating activities	7,674	1,080	1,564	1,342
Investing activities:
Purchases of property and equipment	(894)	(126)	(1,049)	(1,658)
Purchases of intangible asset	(7)	(1)	(4)	(17)
Acquisitions, net of cash received	0	0	(57)	(742)
Purchases of investments	(3,509)	(494)	(401)	(521)
Proceeds from maturity/sale and return of investments	2,972	419	937	1,494
Origination of loan receivables	(226)	(32)	(175)	(176)
Collection of loan receivables	137	20	212	162
Other investing activities	50	7	15	56
Net cash used in investing activities	(1,477)	(207)	(522)	(1,402)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	1,973	278
Proceeds from Termination of Capped Call			86
Payment of repurchases of ordinary shares	(848)	(119)	(334)	0
Proceeds from short-term debt	745	106	4,249	2,288
Repayment of short-term debt	(3,436)	(485)	(1,935)	(2,474)
Proceeds from long-term debt	350	49	2,797	53
Repayment of long-term debt	(2,336)	(329)	(2,364)	(1,650)
Proceeds from long-term finance liabilities	74	10	55	38
Repayment of long-term finance liabilities	(66)	(9)	(49)	(46)
Dividends paid			(416)
Repayment of convertible senior notes	0	0	(3,406)	0
Principal payments of finance lease	(82)	(11)	(40)	(28)
Other financing activities	(94)	(13)	(37)	18
Net cash used in financing activities	(3,720)	(523)	(1,394)	(1,801)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	164	22	297	(88)
Net (decrease) increase in cash, cash equivalents and restricted cash, Including cash and cash equivalents classified within assets held for sale	2,641	372	(55)	(1,949)
Less: net increase in cash and cash equivalents classified within non-current assets held for sale	17	2
Cash, cash equivalents and restricted cash at the beginning of the year	5,086	716	5,141	7,090
Cash, cash equivalents and restricted cash at the end of the year	7,710	1,086	5,086	5,141
Cash and cash equivalents	6,946		3,583	5,116
Restricted cash	764		1,503	25
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	7,710		5,086	5,141
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	263	37	256	297
Income taxes paid	1,127	159	385	477
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	477	67	652	486
Consideration payable for business acquisition	¥ 4	$ 1	¥ 5	86
Purchase of intangible assets included in payables				¥ 2